SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 28, 2010	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred stock, par value (in dollars per share)		$ 0.000067	$ 0.000067
Movement in the carrying value of the Series C preferred shares
Balance at the end of the period			$ 41,471
Series C preferred shares
SERIES C CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares issued	9,651,565
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.000067
Proceeds from issuance of convertible preferred shares	35,000
Convertible redeemable preferred shares, issuance price (in dollars per share)	$ 3.626
Number of shares of convertible preferred stock converted to ordinary shares				9,651,565
Number of ordinary shares issued upon conversion of convertible preferred stock				9,651,565
Beneficial conversion feature		0
Period from the specified date during which holders have right to redeem Series C preferred shares		10 years
Compound interest per annum (as a percent)		8.00%
Movement in the carrying value of the Series C preferred shares
Balance at the beginning of the period		41,471	38,500
Accretion to redemption value of Series C preferred shares		1,621	2,971
Conversion of Stock, Amount Converted		(43,092)
Balance at the end of the period			$ 41,471